Subsequent Events - Blue Torch Financing Agreement (Details) $ in Thousands	Aug. 09, 2022 USD ($)
Subsequent Events. | Blue Torch Financing Agreement | Senior secured term loan credit facility
Subsequent Event [Line Items]
Loan proceeds	$ 32,170